BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843		$ 65,867
Accounts receivable, net	831,049		116,010
Other receivables, net	144,285		20,141
Contract costs, net	75,250		10,504
Prepaid expenses	91,132		12,722
Property and equipment, net	118,130		16,490
Intercompany receivables	6,850,000		956,223
Intangible assets- customer relationship	7,000,000		977,162
Goodwill	6,996,895		976,729
Accounts payable	(1,032,078)		(144,073)
Other payables	(1,273,182)		(177,729)
Other payable- related parties	(479,959)		(67,000)
Deferred revenue	(39,786)		(5,554)
Accrued payroll and employees' welfare	(1,629,519)		(227,472)
Taxes payable	(64,253)		(8,969)
Deferred tax liability	(1,050,000)		(146,574)
Total	17,009,807		$ 2,374,477
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 235,888
Fair value of previously held equity interest	30,530,000	4,261,824
Non-controlling interest	34,790,000	4,856,497
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,979,731)
Total	¥ 17,009,807	$ 2,374,477